Tangible Assets - Property and Equipment Breakdown (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment Breakdown [Line Items]
Property and Equipment	$ 96,104,394	$ 99,191,276
Real estate
Property and Equipment Breakdown [Line Items]
Property and Equipment	70,810,561	72,409,283
Furniture and facilities
Property and Equipment Breakdown [Line Items]
Property and Equipment	12,769,142	13,641,782
Right of use – Real Estate
Property and Equipment Breakdown [Line Items]
Property and Equipment	5,855,708	6,698,434
Works in progress
Property and Equipment Breakdown [Line Items]
Property and Equipment	3,270,148	2,185,255
Machinery and equipment
Property and Equipment Breakdown [Line Items]
Property and Equipment	3,118,798	4,071,597
Automobiles
Property and Equipment Breakdown [Line Items]
Property and Equipment	280,037	184,925
Total Property and Equipment
Property and Equipment Breakdown [Line Items]
Property and Equipment	$ 96,104,394	$ 99,191,276